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SECURITIES AND EXCHANGE COMMISSION
RECEIVED
APR 26 2013
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

EDGA Exchange, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

BlackRock Fund Advisors

3. Class of New Derivative Securities Product:

Investment Company Unit

4. Name of Underlying Instrument:

IBCB: Barclays 2016 Maturity High Quality Corporate Index
IBCC: Barclays 2018 Maturity High Quality Corporate Index
IBCD: Barclays 2020 Maturity High Quality Corporate Index
IBCE: Barclays 2023 Maturity High Quality Corporate Index

13005366

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:

The 4 indexes referred to in item 4 above are Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

IBCB
IBCC
IBCD
IBCE

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

IBCB: AMEX, ARCA, NASDAQ, NYSE
IBCC: AMEX, ARCA, NASDAQ, NYSE
IBCD: AMEX, ARCA, NASDAQ, NYSE
IBCE: AMEX, ARCA, NASDAQ, NYSE

(Please note, underlying components may trade on additional exchanges in countries / regions not mentioned here.)

8. Settlement Methodology of New Derivative Securities Product:

T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):

Not Applicable

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	APR 26 2013

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Jeffrey S. Rosenstrock**
Title:	**General Counsel**
Telephone Number:	**201-942-8295**
Manual Signature of Official Responsible for Form:	JSR
Date:	**April 24, 2013**